united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-23066

Northern Lights Fund Trust IV

(Exact name of registrant as specified in charter)

225 Pictoria Drive, Suite 450, Cincinnati, Ohio 45246

(Address of principal executive offices) (Zip code)

Wendy Wang, Gemini Fund Services, LLC.

4221 North 203rd Street, Suite 100 Elkhorn, Nebrask 68022-3474

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2600

Date of fiscal year end: 2/28

Date of reporting period: 8/31/21

Item 1. Reports to Stockholders.

Monarch Ambassador Income ETF

MAMB

Monarch Blue Chips Core ETF

MBCC

Monarch ProCap ETF

MPRO

Semi-Annual Report

August 31, 2021

1-541-291-4405

www.monarchfunds.com

Monarch Ambassador Income ETF
PORTFOLIO REVIEW (Unaudited)
August 31, 2021

The Fund’s performance figures* for the period ended August 31, 2021, as compared to its benchmarks:

Since Inception** -
August 31, 2021
Monarch Ambassador Income ETF - NAV	2.66%
Monarch Ambassador Income ETF - Market Price	2.62%
Kingsview Ambassador Income Index ***	2.73%
Bloomberg U.S. Aggregate Bond Index ****	2.51%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.monarchfunds.com or by calling 1-541-291-4405.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 14, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.25% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 1.93% per the March 14, 2021 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.47% of net assets per the March 14, 2021 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on March 23, 2021.

***	The Kingsview Ambassador Income Index is designed to measure the performance of an investable universe of fixed income securities of varying credit quality and duration, including corporate bonds, lower-quality bonds, known as “high yield” or “junk” bonds, treasury bonds, municipal bonds, mortgage backed securities and convertible bonds, that provide broad exposure to the U.S. and global bond market. The Index has 12 ETF constituents which are weighted differently throughout the phases of the economic cycle (i.e., expansion, peak,, contraction, through) in an effort to maximize risk-adjusted returns. The Index may have up to 12.5% in an alternative sleeve of instruments that could range from currency ETFs to commodity ETFs.

****	The Bloomberg U.S. Aggregate Bond Index is commonly used as a benchmark by both passive and active investors to measure portfolio performance relative to the U.S. dollar-denominated investment grade fixed-rate taxable bond market. It is also an informational measure of broad market returns commonly applied to fixed income instruments. The Index contains approximately 10,100 fixed income issues and is valued at around $20 trillion, representing 43% of the total U.S. bond market. The Index does not take into account charges, fees and other expenses, and investors cannot invest directly in an index.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s holdings by asset class as of August 31, 2021 are as follows:

Asset Class	% of Net Assets
Exchange Trade Funds
Fixed Income	87.3%
Commodity	12.5%
Other Assets Less Liabilities	0.2%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Monarch Blue Chips Core ETF
PORTFOLIO REVIEW (Unaudited)
August 31, 2021

The Fund’s performance figures* for the period ended August 31, 2021, as compared to its benchmarks:

Since Inception** -
August 31, 2021
Monarch Blue Chips Core ETF - NAV	19.48%
Monarch Blue Chips Core ETF - Market Price	19.48%
Kingsview Blue Chips Core Index ***	19.58%
S&P 500 Total Return Index ****	16.37%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.monarchfunds.com or by calling 1-541-291-4405.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 14, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.25% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 1.71% per the March 14, 2021 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.25% of net assets per the March 14, 2021 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on March 23, 2021.

***	The Kingsview Blue Chips Core Index consists of established, well-recognized companies from a broad range of industries that demonstrate strength in the marketplace based on fundamental company data such as revenue, revenue growth, net income, and net income growth. Index constituents are determined by following a proprietary rules-based methodology that scores this fundamental company data of the companies listed on the S&P 500 to determine approximately 24 of the highest-ranking comapnies. These companies are typically equally weighted in the Index.

****	The S&P 500 Total Return Index is an unmanaged market capitalization-weighted index which is comprised of 500 of the largest U.S. domiciled companies and includes the reinvestment of all dividends. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s holdings by asset class as of August 31, 2021 are as follows:

Asset Class	% of Net Assets
Common Stocks
Medical Equipment & Devices	16.7%
Internet Media & Services	16.7%
Technology Services	16.6%
Software	12.5%
Semiconductors	8.3%
Banking	8.2%
Leisure Facilities & Services	4.2%
Technology Hardware	4.2%
Entertainment Content	4.2%
Diversified Industrials	4.2%
Retail - Discretionary	4.1%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

Monarch ProCap ETF
PORTFOLIO REVIEW (Unaudited)
August 31, 2021

The Fund’s performance figures* for the period ended August 31, 2021, as compared to its benchmarks:

Since Inception** -
August 31, 2021
Monarch ProCap ETF - NAV	8.31%
Monarch ProCap ETF - Market Price	8.31%
Kingsview ProCap Index ***	8.40%
S&P Target Risk Moderate Index ****	6.28%

*	The Fund’s past performance does not guarantee future results. The investment return and principal value of an investment in the Fund will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions, if any, or the redemption of the Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. Performance data current to the most recent month-end may be obtained by visiting www.monarchfunds.com or by calling 1-541-291-4405.

The Fund’s per share net asset value or NAV is the value of one share of the Fund as calculated in accordance with the standard formula for valuing shares. The NAV return is based on the NAV of the Fund and the Market Price Return is based on the Market Price per share of the Fund. Market Price returns are calculated using the closing price and account for distributions from the Fund. Market Price and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s adviser has contractually agreed to reduce its fees and/or absorb expenses of the Fund until at least March 14, 2022 to ensure that total annual fund operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.25% of average daily net assets. The fee waiver and expense reimbursements are subject to possible recoupment from the Fund by the adviser in future years (within the three years after the fees have been waived or reimbursed), if such recoupment can be achieved within the lesser of the foregoing expense limits or those in place at the time of recapture. This agreement may be terminated only by the Trust’s Board of Trustees on 60 days’ written notice to the Fund’s adviser. The Fund’s total annual operating expenses, before fee waivers and/or expense reimbursements, is 1.82% per the March 14, 2021 prospectus. After fee waivers and/or expense reimbursements, the Fund’s total annual expenses are 1.36% of net assets per the March 14, 2021 prospectus. The Fund’s total return would have been lower had the adviser not waived a portion of the Fund’s expenses. Please see the Financial Highlights for a more recent expense ratio.

**	As of the commencement of operations on March 23, 2021.

***	The Kingsview ProCap Index consists of fixed income and equity ETFs that provide broad exposure to the U.S. and global bond markets and to the S&P Global Industry Classification Standard (“GICS”) sectors. The Index is comprised of 6-9 constituents, with fixed income ETFs and equity ETFs collectively comprising at least 90% of the Index, with each being no less than 15% and no more than 75% of the Index. The equity allocation of the Index is further divided into sector allocations that represent the GICS sectors. The Index may have up to 10% in an alternative sleeve of instruments that could range from currency ETFs to commodity ETFs, such as gold.

****	The S&P Target Risk Moderate Index is designed to measure the performance of moderate stock-bond allocations to fixed income while seeking to increase opportunities for higher returns through equities. Investors cannot invest directly in an index or benchmark.

An index is a statistical measure of a specified financial market or sector. An index does not actually hold a portfolio of securities and therefore does not reflect deductions for fees or expenses. In comparison, the Fund’s performance is negatively impacted by these deductions. Index returns reflect all items of income, gain and loss and the reinvestment of dividends and other income.

The Fund’s holdings by asset class as of August 31, 2021 are as follows:

Asset Class	% of Net Assets
Exchange Trade Funds
Fixed Income	64.7%
Equity	25.2%
Commodity	10.0%
Other Assets Less Liabilities	0.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual Report for a detailed listing of the Fund’s holdings.

MONARCH AMBASSADOR INCOME ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.8%

	COMMODITY - 12.5%
69,105	Invesco DB Gold Fund(a)	$3,603,135

	FIXED INCOME - 87.3%
183,388	Invesco Fundamental High Yield Corporate Bond ETF	3,594,405
16,611	iShares 1-3 Year Treasury Bond ETF	1,432,699
18,252	iShares 7-10 Year Treasury Bond ETF	2,138,587
30,792	iShares Core U.S. Aggregate Bond ETF	3,573,720
21,101	iShares iBoxx $ Investment Grade Corporate Bond	2,854,965
32,971	iShares MBS ETF	3,580,321
78,507	SPDR Blackstone Senior Loan ET	3,608,966
41,341	SPDR Bloomberg Barclays Convertible Securities ETF	3,612,376
22,914	SPDR Portfolio Short Term Corporate Bond ETF	716,979
		25,113,018

	TOTAL EXCHANGE-TRADED FUNDS (Cost $28,163,174)	28,716,153

	TOTAL INVESTMENTS - 99.8% (Cost $28,163,174)	$28,716,153
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2%	49,588
	NET ASSETS - 100.0%	$28,765,741

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

See accompanying notes to financial statements.

MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9%
	BANKING - 8.2%
15,192	Citigroup, Inc.	$1,092,457
6,804	JPMorgan Chase & Company	1,088,300
		2,180,757
	DIVERSIFIED INDUSTRIALS - 4.2%
4,788	Honeywell International, Inc.	1,110,385

	ENTERTAINMENT CONTENT - 4.2%
6,156	Walt Disney Company (The)	1,116,083

	INTERNET MEDIA & SERVICES - 16.7%
396	Alphabet, Inc., Class A(a)	1,146,004
468	Booking Holdings, Inc.(a)	1,076,246
2,952	Facebook, Inc., Class A(a)	1,119,930
1,980	Netflix, Inc.(a)	1,126,996
		4,469,176
	LEISURE FACILITIES & SERVICES - 4.2%
9,648	Starbucks Corporation	1,133,543

	MEDICAL EQUIPMENT & DEVICES - 16.7%
8,928	Abbott Laboratories	1,128,232
3,456	Danaher Corporation	1,120,297
8,280	Medtronic PLC	1,105,214
2,016	Thermo Fisher Scientific, Inc.	1,118,779
		4,472,522
	RETAIL - DISCRETIONARY - 4.1%
15,048	TJX Companies, Inc. (The)	1,094,291

	SEMICONDUCTORS - 8.3%
4,896	NVIDIA Corporation	1,095,970
5,832	Texas Instruments, Inc.	1,113,387
		2,209,357
	SOFTWARE - 12.5%
1,692	Adobe, Inc.(a)	1,122,981
3,672	Microsoft Corporation	1,108,503

See accompanying notes to financial statements.

MONARCH BLUE CHIPS CORE ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
August 31, 2021

Shares		Fair Value
	COMMON STOCKS — 99.9% (Continued)
	SOFTWARE - 12.5% (Continued)
4,140	salesforce.com, Inc.(a)	$1,098,218
		3,329,702
	TECHNOLOGY HARDWARE - 4.2%
7,452	Apple, Inc.	1,131,437

	TECHNOLOGY SERVICES - 16.6%
3,276	Accenture plc, Class A	1,102,571
3,132	Mastercard, Inc., Class A	1,084,392
3,996	PayPal Holdings, Inc.(a)	1,153,484
4,752	Visa, Inc., Class A	1,088,683
		4,429,130

	TOTAL COMMON STOCKS (Cost $23,509,995)	26,676,383

	TOTAL INVESTMENTS - 99.9% (Cost $23,509,995)	$26,676,383
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	35,173
	NET ASSETS - 100.0%	$26,711,556

ETF	- Exchange-Traded Fund

PLC	- Public Limited Company

(a)	Non-income producing security.

See accompanying notes to financial statements.

MONARCH PROCAP ETF
SCHEDULE OF INVESTMENTS (Unaudited)
August 31, 2021

Shares		Fair Value
	EXCHANGE-TRADED FUNDS — 99.9%
	COMMODITY - 10.0%
107,973	Invesco DB Gold Fund(a),(b)	$5,629,712

	EQUITY - 25.2%
15,370	Consumer Discretionary Select Sector SPDR Fund	2,822,701
39,486	Consumer Staples Select Sector SPDR Fund	2,853,258
57,097	Energy Select Sector SPDR Fund	2,763,495
33,773	Materials Select Sector SPDR Fund	2,891,306
59,841	Real Estate Select Sector SPDR Fund	2,853,219
		14,183,979

	FIXED INCOME - 64.7%
216,754	iShares Core U.S. Aggregate Bond ETF	25,156,470
102,626	SPDR Bloomberg Barclays High Yield Bond ETF	11,288,860
		36,445,330

	TOTAL EXCHANGE-TRADED FUNDS (Cost $54,937,941)	56,259,021

	TOTAL INVESTMENTS - 99.9% (Cost $54,937,941)	$56,259,021
	OTHER ASSETS IN EXCESS OF LIABILITIES - 0.1%	80,556
	NET ASSETS - 100.0%	$56,339,577

ETF	- Exchange-Traded Fund

SPDR	- Standard & Poor’s Depositary Receipt

(a)	Non-income producing security.

(b)	Affiliated Company – Monarch ProCap ETF holds in excess of 5% of outstanding voting securities of this security.

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF ASSETS AND LIABILITIES (Unaudited)
August 31, 2021

	Monarch Ambassador Income ETF	Monarch Blue Chips Core ETF	Monarch ProCap ETF
ASSETS
Investment securities:
Unaffiliated companies, At cost	$28,163,174	$23,509,995	$49,494,210
Affiliated companies, At cost	—	—	5,443,731
Investments, At cost	$28,163,174	$23,509,995	$54,937,941
Unaffiliated companies, At value	$28,716,153	$26,676,383	$50,629,309
Affiliated companies, At value	—	—	5,629,712
Investments, At value	$28,716,153	$26,676,383	$56,259,021
Cash	98,523	53,064	147,129
Dividends and interest receivable	—	25,264	—
Receivable for investments sold	—	2,628,165	—
Prepaid expenses	1,949	1,912	2,387
TOTAL ASSETS	28,816,625	29,384,788	56,408,537

LIABILITIES
Payable for investments purchased	—	2,623,538	—
Investment advisory fees payable	14,742	12,500	40,700
Payable to related parties	10,296	10,537	5,944
Audit Fees Payable	7,297	7,297	7,297
Custody fees payable	6,710	6,617	6,710
Transfer Agent fees Payable	5,736	5,767	5,092
Accrued expenses and other liabilities	6,103	6,976	3,217
TOTAL LIABILITIES	50,884	2,673,232	68,960
NET ASSETS	$28,765,741	$26,711,556	$56,339,577

Net Assets Consist Of:
Paid in capital	$28,201,144	$22,869,209	$52,761,139
Accumulated earnings	564,597	3,842,347	3,578,438
NET ASSETS	$28,765,741	$26,711,556	$56,339,577

Net Asset Value Per Share:
Net Assets	$28,765,741	$26,711,556	$56,339,577
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	1,125,000	900,000	2,100,000
Net asset value, offering and redemption price per share (Net Assets ÷ Shares Outstanding)	$25.57	$29.68	$26.83

See accompanying notes to financial statements.

The Monarch ETFs
STATEMENTS OF OPERATIONS (Unaudited)
For the Period Ended August 31, 2021

	Monarch Ambassador Income ETF *	Monarch Blue Chips Core ETF *	Monarch ProCap ETF *
INVESTMENT INCOME
Dividends from unaffiliated companies	$169,633	$95,223	$349,322
TOTAL INVESTMENT INCOME	169,633	95,223	349,322

EXPENSES
Investment advisory fees	85,076	77,551	197,276
Administrative services	27,347	27,347	27,347
Legal fees	9,415	9,415	9,415
Audit fees	7,297	7,297	7,297
Custodian fees	6,710	6,617	6,711
Transfer agent fees	6,176	6,176	6,176
Professional fees	5,955	5,955	5,955
Trustees fees and expenses	5,294	5,294	5,294
Printing and postage expenses	4,411	4,411	4,411
Insurance expense	221	221	221
Other Expenses	2,647	2,647	2,647
TOTAL EXPENSES	160,549	152,931	272,750

Less: Fees waived by the Adviser	(34,474)	(37,938)	—
NET EXPENSES	126,075	114,993	272,750

NET INVESTMENT INCOME (LOSS)	43,558	(19,770)	76,572

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on:
In-kind redemptions, unaffiliated companies	—	726,212	2,050,028
In-kind redemptions, affiliated companies	—	—	48,244
Investments, unaffiliated companies	(1,065)	(30,483)	120,294
Investments, affiliated companies	—	—	7,832
	(1,065)	695,729	2,226,398
Net change in unrealized appreciation:
Investments, unaffiliated companies	552,979	3,166,388	1,135,099
Investments, affiliated companies	—	—	185,981
	552,979	3,166,388	1,321,080

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS	551,914	3,862,117	3,547,478

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$595,472	$3,842,347	$3,624,050

*	The Monarch Ambassador Income ETF, Monarch Blue Chips Core ETF and Monarch ProCap ETF commenced operations on March 23, 2021.

See accompanying notes to financial statements.

Monarch Ambassador Income ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2021 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$43,558
Net realized loss on investments	(1,065)
Net change in unrealized appreciation on investments	552,979
Net increase in net assets resulting from operations	595,472

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(30,875)
Net decrease in net assets resulting from distributions to shareholders	(30,875)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	28,201,144
Net increase in net assets resulting from shares of beneficial interest	28,201,144

TOTAL INCREASE IN NET ASSETS	28,765,741

NET ASSETS
Beginning of Period	—
End of Period	$28,765,741

SHARE ACTIVITY
Shares Sold	1,125,000
Net increase in shares of beneficial interest outstanding	1,125,000

(a)	The Monarch Ambassador Income ETF commenced operations on March 23, 2021.

See accompanying notes to financial statements.

Monarch Blue Chips Core ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2021 (a)
(Unaudited)
FROM OPERATIONS
Net investment loss	$(19,770)
Net realized gain on investments	695,729
Net change in unrealized appreciation on investments	3,166,388
Net increase in net assets resulting from operations	3,842,347

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	28,357,372
Cost of shares redeemed	(5,488,163)
Net increase in net assets resulting from shares of beneficial interest	22,869,209

TOTAL INCREASE IN NET ASSETS	26,711,556

NET ASSETS
Beginning of Period	—
End of Period	$26,711,556

SHARE ACTIVITY
Shares Sold	1,100,000
Shares Redeemed	(200,000)
Net increase in shares of beneficial interest outstanding	900,000

(a)	The Monarch Blue Chips Core ETF commenced operations on March 23, 2021.

See accompanying notes to financial statements.

Monarch ProCap ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
August 31, 2021 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$76,572
Net realized gain on investments	2,226,398
Net change in unrealized appreciation on investments	1,321,080
Net increase in net assets resulting from operations	3,624,050

DISTRIBUTIONS TO SHAREHOLDERS
Total distributions paid:	(45,612)
Net decrease in net assets resulting from distributions to shareholders	(45,612)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	89,909,424
Cost of shares redeemed	(37,148,285)
Net increase in net assets resulting from shares of beneficial interest	52,761,139

TOTAL INCREASE IN NET ASSETS	56,339,577

NET ASSETS
Beginning of Period	—
End of Period	$56,339,577

SHARE ACTIVITY
Shares Sold	3,500,000
Shares Redeemed	(1,400,000)
Net increase in shares of beneficial interest outstanding	2,100,000

(a)	The Monarch ProCap ETF commenced operations on March 23, 2021.

See accompanying notes to financial statements.

Monarch Ambassador Income ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
August 31, 2021 (1)
(Unaudited)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.05
Net realized and unrealized gain on investments	0.55
Total from investment operations	0.60
Less distributions from:
Net investment income	(0.03)
Total distributions	(0.03)
Net asset value, end of period	$25.57
Market price, end of period	$25.56
Total return (6)(8)	2.66%
Market price total return	2.62%
Net assets, at end of period (000s)	$28,766
Ratio of gross expenses to average net assets (3)(5)	1.59%
Ratio of net expenses to average net assets (3)(5)	1.25%
Ratio of net investment income to average net assets (4)(5)	0.43%
Portfolio Turnover Rate (6)(7)	3%

(1)	The Monarch Ambassador Income ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Monarch Blue Chips Core ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
August 31, 2021 (1)
(Unaudited)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment loss (2)	(0.03)
Net realized and unrealized gain on investments	4.71
Total from investment operations	4.68
Net asset value, end of period	$29.68
Market price, end of period	$29.68
Total return (4)(6)	19.48%
Market price total return	19.48%
Net assets, at end of period (000s)	$26,712
Ratio of gross expenses to average net assets (3)	1.66%
Ratio of net expenses to average net assets (3)	1.25%
Ratio of net investment loss to average net assets (3)	(0.21)%
Portfolio Turnover Rate (4)(5)	25%

(1)	The Monarch Blue Chips Core ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized for periods less than one year.

(4)	Not annualized for periods less than one year.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

Monarch ProCap ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout the Period

Period Ended
August 31, 2021 (1)
(Unaudited)
Net asset value, beginning of period	$25.00
Activity from investment operations:
Net investment income (2)	0.04
Net realized and unrealized gain on investments	1.81
Total from investment operations	1.85
Less distributions from:
Net investment income	(0.02)
Total distributions	(0.02)
Net asset value, end of period	$26.83
Market price, end of period	$26.83
Total return (6)(8)	8.31%
Market price total return	8.31%
Net assets, at end of period (000s)	$56,340
Ratio of net expenses to average net assets (3)(5)	1.17%
Ratio of net investment income to average net assets (4)(5)	0.33%
Portfolio Turnover Rate (6)(7)	55%

(1)	The Monarch ProCap ETF commenced operations on March 23, 2021.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Does not include the Fund’s share of the expenses of the underlying investment companies in which the Fund invests.

(4)	The recognition of investment income by the Fund is affected by the timing and declaration of dividends by the underlying investment companies in which the Fund invests.

(5)	Annualized for periods less than one year.

(6)	Not annualized for periods less than one year.

(7)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(8)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-dividend date net asset value per share on their respective payment dates.

See accompanying notes to financial statements.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)
August 31, 2021

1.	ORGANIZATION

The Monarch Ambassador Income ETF (“MAMB”), Monarch Blue Chips Core ETF (“MBCC”), and Monarch ProCap ETF (“MPRO”)( (each a “Fund” and collectively the “Funds”) are each diversified series of Northern Lights Fund Trust IV (the “Trust”), a statutory trust organized under the laws of the State of Delaware on June 2, 2015, which is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. MAMB’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Kingsview Ambassador Income Index. MBCC’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Kingsview Blue Chips Core Index. MPRO’s investment objective seeks to replicate investment results that generally correspond, before fees and expenses, to the performance of the Kingsview ProCap Index. The investment objectives are non-fundamental. MAMB, MBCC and MPRO commenced operations on March 23, 2021.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Funds in preparation of their financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Funds are each investment companies and accordingly follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services – Investment Companies” including FASB Accounting Standards Update (“ASU”) 2013-08.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined or, in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the primary exchange on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Trust’s Board of Trustees (the “Board”) based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type, indications as to values from dealers, and general market conditions or market quotations from a major market maker in the securities. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value.

Each Fund may hold securities, such as private investments, interests in commodity pools, other non-traded securities or temporarily illiquid securities, for which market quotations are not readily available or are determined to be unreliable. These securities will be valued using the “fair value” procedures

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2021

approved by the Board. The Board has delegated execution of these procedures to a fair value committee composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) adviser. The committee may also enlist third party consultants, such as a valuation specialist at a public accounting firm, valuation consultant or financial officer of a security issuer, on an as-needed basis to assist in determining a security-specific fair value. The Board reviews and ratifies the execution of this process and the resultant fair value prices at least quarterly to assure the process produces reliable results.

Fair Valuation Process – As noted above, the fair value committee is composed of one or more representatives from each of the (i) Trust, (ii) administrator, and (iii) the adviser. The applicable investments are valued collectively via inputs from each of these groups. For example, fair value determinations are required for the following securities: (i) securities for which market quotations are insufficient or not readily available on a particular business day (including securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the judgment of the adviser, the prices or values available do not represent the fair value of the instrument. Factors which may cause an adviser to make such a judgment include, but are not limited to, the following: only a bid price or an ask price is available, the spread between bid and ask prices is substantial, the frequency of sales, the thinness of the market, the size of reported trades, and actions of the securities markets, such as the suspension or limitation of trading; (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a “significant event”) since the closing prices were established on the principal exchange on which they are traded, but prior to the Funds’ calculation of their net asset values. Specifically, interests in commodity pools or managed futures pools are valued on a daily basis by reference to the closing market prices of each futures contract or other asset held by a pool, as adjusted for pool expenses. Restricted or illiquid securities, such as private investments or non-traded securities, are valued via inputs from the adviser based upon the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the adviser is unable to obtain a current bid from such independent dealers or other independent parties, the fair value committee shall determine the fair value of such security using the following factors: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the applicable Fund’s holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; and (xi) the market value of any securities into which the security is convertible or exchangeable.

Exchange Traded Funds – Each Fund may invest in ETFs. An ETF is a type of open-end fund, however, unlike a mutual fund, its shares are bought and sold on a securities exchange at market price and only certain financial institutions called authorized participants may buy and redeem shares of the ETF at net asset value. ETF shares can trade at either a premium or discount to net asset value. An ETF, like a mutual fund, is subject to specific risks depending on the type of strategy (actively managed or passively

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2021

tracking an index) and the composition of its underlying holdings. Investing in an ETF involves substantially the same risks as investing directly in the ETF’s underlying holdings. ETFs pay fees and incur operating expenses, which reduce the total return earned by the ETFs from their underlying holdings. An ETF may not achieve its investment objective or execute its investment strategy effectively, which may adversely affect Fund’s performance.

The Funds utilize various methods to measure the fair value of all of their investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of value requires more judgment. Accordingly, the degree of judgment exercised in determining value is greatest for instruments categorized in Level 3.

The inputs used to measure value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2021

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of August 31, 2021 for the Funds’ assets measured at value:

MAMB
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$28,716,153	$—	$—	$28,716,153
Total	$28,716,153	$—	$—	$28,716,153

MBCC
Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$26,676,383	$—	$—	$26,676,383
Total	$26,676,383	$—	$—	$26,676,383

MPRO
Assets *	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$56,259,021	$—	$—	$56,259,021
Total	$56,259,021	$—	$—	$56,259,021

The Funds did not hold any Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

Security Transactions and Related Income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income, if any, are declared and paid quarterly for MAMB, MBCC, and MPRO. Dividends and distributions to shareholders are recorded on the ex-dividend date. Distributable net realized capital gains, if any, are declared and distributed annually no later than December 31 of each year. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification.

Federal Income Taxes – The Funds comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of their taxable income to shareholders. Therefore, no provision for federal income tax is required.

The Funds recognize the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Funds tax positions expected to be taken in the Funds’ February 28, 2022 tax returns and has concluded to date that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. Each Fund identifies its major tax jurisdictions as U.S. federal, Ohio and foreign jurisdictions where the Fund makes significant investments. Each Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expenses, in

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2021

the Statements of Operations. The Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Expenses – Expenses of the Trust that are directly identifiable to a specific Fund are charged to that Fund. Expenses, which are not readily identifiable to a specific Fund, are allocated in such a manner as deemed equitable (as determined by the Board), taking into consideration the nature and type of expense and the relative sizes of the Funds in the Trust.

Cash – The Funds consider their investments in an FDIC insured interest bearing savings account to be cash. The Funds maintain cash balances, which, at times, may exceed federally insured limits. The Funds maintain these balances with a high quality financial institution.

Foreign Currency – The accounting records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency, and income receipts and expense payments are translated into U.S. dollars using the prevailing exchange rate at the London market close. Purchases and sales of securities are translated into U.S. dollars at the contractual currency rates established at the approximate time of the trade. Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions, gains and losses on the purchase and sale of foreign currencies and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and unrealized gain or loss on investment securities.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Funds enter into contracts that contain a variety of representations and warranties and which provide general indemnities. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

Time Deposits – Time deposits are issued by a depository institution in exchange for the deposit of funds. The issuer agrees to pay the amount deposited plus interest to the depositor on the date specified with respect to the deposit. Time deposits do not trade in the secondary market prior to maturity. However, some time deposits may be redeemable prior to maturity and may be subject to withdrawal penalties.

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2021

3.	INVESTMENT TRANSACTIONS

For the period ended August 31, 2021, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments) for the Funds were as follows:

	Purchases	Sales
MAMB	$603,482	$599,428
MBCC	$5,210,561	$5,399,469
MPRO	$29,026,293	$29,224,362

For the period ended August 31, 2021, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions for the Funds were as follows:

	Purchases	Sales
MAMB	$28,160,185	$—
MBCC	$28,321,531	$5,318,358
MPRO	$89,821,249	$36,911,637

4.	INVESTMENT ADVISORY AGREEMENT AND TRANSACTIONS WITH RELATED PARTIES

The business activities of the Funds are overseen by the Board. Kingsview Wealth Management LLC (the “Adviser”) serves as the Funds’ investment adviser pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Adviser has engaged Penserra Capital Management LLC, as the sub-adviser (the “Sub-Adviser”), to manage the assets of the Funds. The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. (the “Custodian”) to serve as custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC, (the “Distributor”) to serve as the principal underwriter and distributor for the Funds.

Pursuant to the Advisory Agreement, the Adviser, under the oversight of the Board, directs the daily operations of the Funds and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, each Fund pays the Adviser a fee, computed and accrued daily and paid monthly, at an annual rate of 0.85% of it’s average daily net assets. For the period ended August 31, 2021, the Adviser earned $85,076, $77,551, and $197,276 in advisory fees for MAMB, MBCC, and MPRO respectively.

Pursuant to a written contract (the “Waiver Agreement”), the Adviser has agreed, at least until March 14, 2022, to waive a portion of its advisory fee and has agreed to reimburse each Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred loads, taxes, brokerage fees and commissions, borrowing costs (such as interest and dividend expense on securities sold short), acquired fund fees and expenses, fees and expenses associated with investments in other collective investment vehicles or derivative instruments (including for example option and swap fees and expenses), or extraordinary expenses such as litigation) will not exceed 1.25% of average daily net assets for the Fund, herein referred to as the “Expense Limitation.”

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2021

If the Adviser waives any fee or reimburses any expenses pursuant to the Waiver Agreement, and a Fund’s operating expenses are subsequently lower than its Expense Limitation, the Adviser, on a rolling three-year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause that Fund’s operating expenses to exceed the Expense Limitation in place at the time of waiver and at the time of reimbursement. If a Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the period ended August 31, 2021, the Adviser waived fees and/or reimbursed expenses in the amount of $34,474, $37,938, and $0 for MAMB, MBCC and MPRO, respectively, pursuant to the Waiver Agreement.

The Adviser may seek reimbursement only for expenses waived or paid by it during the three years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Funds, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds are authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Funds may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

No distribution or service fees are currently paid by the Funds and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Funds.

Gemini Fund Services, LLC (“GFS”) – GFS provides administration and fund accounting services to the Trust. Pursuant to separate servicing agreements with GFS, the Funds pay GFS customary fees for providing administration and fund accounting services to the Funds. Certain officers of the Trust are also officers of GFS, and are not paid any fees directly by the Funds for serving in such capacities.

Northern Lights Compliance Services, LLC (“NLCS”) – NLCS, an affiliate of GFS, provides a Chief Compliance Officer to the Trust, as well as related compliance services, pursuant to a consulting agreement between NLCS and the Trust. Under the terms of such agreement, NLCS receives customary fees from each Fund.

Blu Giant, LLC (“Blu Giant”) – Blu Giant, an affiliate of GFS, provides EDGAR conversion and filing services as well as print management services for the Funds on an ad-hoc basis. For the provision of these services, Blu Giant receives customary fees from the Funds.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Funds at net asset value (“NAV”) only in large blocks known as “Creation Units.” Shares are created and redeemed by each Fund only in Creation Unit size aggregations of 25,000 shares. Only Authorized Participants or transactions done

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NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2021

through an Authorized Participant are permitted to purchase or redeem Creation Units from a Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of a Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, each Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash- in-lieu are required to pay an additional variable charge to compensate the Funds and their its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transaction Fees may be used to cover the custodial and other costs incurred by a Fund.

The Transaction Fees for the Funds are listed in the table below:

Fund	Fee for In-Kind and Cash Purchases	Maximum Additional Variable Charge for Cash Purchases*
MAMB	$225	2.00%
MBCC	$225	2.00%
MPRO	$225	2.00%

*	The maximum Transaction Fee is 2.00% as a percentage of the amount invested.

6.	AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

		Gross	Gross
		Unrealized	Unrealized	Net Unrealized
Portfolio	Tax Cost	Appreciation	Depreciation	Appreciation
MAMB	$28,163,174	$553,445	$(466)	$552,979
MBCC	23,509,995	3,544,643	(378,255)	3,166,388
MPRO	54,937,941	1,440,096	(119,016)	1,321,080

The Monarch ETFs
NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)
August 31, 2021

7	UNDERLYING INVESTMENT IN OTHER INVESTMENT COMPANIES

MPRO currently invests a significant portion of its assets in the iShares Core U.S. Aggregate Bond ETF ("iShares"). MPRO may redeem its investment in iShares at any time if the Adviser determines that it is in the best interest of MPRO and its shareholders to do so. MPRO's performance will be directly affected by the performance of iShares. The financial statements of iShares, including the portfolio of investments, can be found on the Securities and Exchange Commission's website www.sec.gov and should be read in conjunction with MPRO’s financial statements. As of August 31, 2021, MPRO’s investment in iShares represented 44.6% of MPRO’s net assets.

8.	INVESTMENTS IN AFFILIATED COMPANIES

Aaffiliated company is a company in which a Fund has ownership of at least 5% of the voting securities or is under common control. Companies which are affiliates of a Fund at August 31, 2021 are noted in the Fund’s Portfolios of Investments. Transactions during the period ended August 31, 2021 with company which is an affiliate is as follows:

MPRO
		Value -				Dividends		Net Change in Unrealized	Shares -
		Beginning of		Sales	Realized	Credited	Value - End	Appreciation/	End of
Cusip	Description	Period	Purchases	Proceeds	Gain	to Income	of Period	(Depreciation)	Period
46140H601	Invesco DB Gold Fund	$—	$9,344,706	$(3,957,051)	$56,076	$—	$5,629,712	$185,981	107,973

9.	SUBSEQUENT EVENTS

Subsequent events after the date of the Statements of Assets and Liabilities have been evaluated through the date the financial statements were issued.

Management has determined that no other events or transactions occurred requiring adjustment or disclosure in the financial statements other than the following.

The Board of Trustees declared the following distributions after August 31, 2021:

Fund	Dividend Per Share	Record Date	Payable Date
MAMB	0.0304	9/27/2021	10/4/2021
MPRO	0.0695	9/27/2021	10/4/2021

The Monarch ETFs
EXPENSE EXAMPLES (Unaudited)
August 31, 2021

As a shareholder of one or more of the Funds, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other funds.

The examples are based on an investment of $ 1,000 invested at the beginning of the period and held for the entire period from March 23, 2021 through August 31, 2021.

Actual Expenses

The “Actual” lines in the table below provide information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $ 1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” lines in the table below provide information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which are not the Funds’ actual returns. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending Account	Expenses Paid	Expenses Paid
	Account Value	Value	During Period*	During Period**
Actual	3/23/21	8/31/21	3/23/21 - 8/31/21	3/23/21 - 8/31/21
MAMB	$1,000.00	$1,026.60	$5.59	1.25%
MBCC	$1,000.00	$1,194.80	$6.05	1.25%
MPRO	$1,000.00	$1,083.10	$5.36	1.17%
Hypothetical
(5% return before expenses)
MAMB	$1,000.00	$1,018.90	$6.36	1.25%
MBCC	$1,000.00	$1,018.90	$6.36	1.25%
MPRO	$1,000.00	$1,019.32	$5.94	1.17%

*	“Actual” expense information for the Funds is for the period from March 23, 2021 to August 31, 2021. Actual expenses are equal to the Funds annualized net expense ratios multiplied by 161/365 (to reflect the period from March 23, 2021 to August 31, 2021). “Hypothetical” expense information for the Funds is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratios and average account values over the period, but is multiplied by 184/365 (to reflect the full half-year period).

**	Annualized.

The Monarch ETFs
SUPPLEMENTAL INFORMATION (Unaudited)
August 31, 2021

Approval of the Investment Advisory Agreement – Kingsview Wealth Management, LLC (“KWM”)

In connection with the Meeting of the Board of Trustees (the “Board”) of Northern Lights Fund Trust IV (the “Trust”) held on January 20-21, 2021, the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of an investment advisory agreement (the “KWM Advisory Agreement”) between KWM and the Trust, with respect to Monarch Ambassador Income ETF (“Monarch AI”), Monarch Blue Chips Core ETF (“Monarch BCC”), Monarch ProCap ETF (“Monarch PC”) (together the “Monarch ETFs”). In considering the approval of the KWM Advisory Agreement, the Trustees received materials specifically relating to the KWM Advisory Agreement.

The Trustees reviewed and discussed the materials about the proposed KWM Advisory Agreement that were provided in advance of the Meeting and deliberated on the approval of the KWM Advisory Agreement. The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the KWM Advisory Agreement and the weight to be given to each factor considered. The conclusions reached by the Trustees were based on a comprehensive evaluation of all the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his conclusions with respect to the approval of the KWM Advisory Agreement.

Nature, Extent and Quality of Services. The Trustees noted that KWM had approximately $219 million in assets under management and had been in operation since August 2015. The Trustees noted KWM’s investment decisions would be made through combined fundamental, quantitative and technical research in determining security selection. The Trustees noted KWM’s experience with managing SMAs. The Trustees noted the proposed engagement of a sub-adviser with experience managing passive ETFs and the hiring of an index calculation service provider. The Trustees concluded that KWM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures to perform its duties under the proposed Advisory Agreement and that the nature, overall quality and extent of the management services to be provided by KWM to the ETFs should be satisfactory and reliable. After further discussion, the Trustees concluded that KWM has the ability to provide a level of service consistent with their expectations.

Performance.

Monarch AI: The Trustees noted that Monarch AI is new and that it will be passively managed and therefore past performance in general was not relevant to their deliberations. The Trustees did review performance information provided by KWM for an SMA managed in a substantially similar fashion to that of Monarch AI for the one-year and since inception periods. The Trustees acknowledged that the performance information reported for the SMA was indicative of the likely performance that would have been achieved had assets been invested under Monarch AI’s strategy for the same periods due to the substantial similarities between Monarch AI’s investment strategy and that of the SMA account. The Trustees determined that the SMA performance had been generally strong and was likely a favorable indication of KWM’s potential to generate positive returns for shareholders.

The Monarch ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2021

Monarch BCC: The Trustees noted that Monarch BCC has not yet begun operations, and has no prior investment performance. They further noted that it will be passively managed and therefore past performance in general and past performance of SMA strategies in particular were not relevant.

Monarch PC: The Trustees noted that Monarch PC has not yet begun operations, and has no prior investment performance. They further noted that it will be passively managed and thus past performance in general and past performance of SMA strategies in particular were not relevant

Fees and Expenses.

Monarch AI: The Trustees discussed the reports prepared by Broadridge Financial Solutions, Inc. (“Broadridge”) and reviewed the proposed advisory fee and net operating expenses of Monarch AI as compared to its Broadridge selected peer group and Morningstar category. The Trustees noted that KWM proposed to charge an advisory fee of 0.85% of average net daily assets. They further noted that the fee is higher than the 0.54% average fee charged by funds in the applicable Morningstar category but below the high of 1.25% in the Broadridge selected peer group. The Trustees considered Monarch AI’s net expense ratio and noted that at 1.25%, Monarch AI’s net expense ratio was higher than the Morningstar average of 0.55% but below the high of 1.75% of its Broadridge selected peer group. The Trustees noted KWM hired a sub-adviser, Penserra Capital Management LLC (“PCM”), and KWM will pay PCM a sub-advisory fee based on the aggregated assets of Monarch AI as follows: 0.05% on the first $100 million 0.04% on the next $400 million; 0.03% on the next $500 million; and 0.02% on net assets in excess of $1 billion. The Trustees further noted that KWM had agreed to an expense limitation agreement of 1.25% of Monarch AI’s average daily net assets. After further discussion, the Trustees concluded that the proposed advisory fee was not unreasonable.

Monarch BCC: The Trustees discussed the reports prepared by Broadridge and reviewed the proposed advisory fee and net operating expenses of Monarch BCC as compared to its Broadridge selected peer group and Morningstar category. The Trustees noted that KWM proposed to charge an advisory fee of 0.85% of average net daily assets. They further noted that the advisory fee is higher than the 0.61% average fee charged by funds in the applicable Morningstar category but below the high of 1.00% in the Broadridge selected peer group. The Trustees considered Monarch BCC’s net expense ratio and noted that at 1.25%, Monarch BCC’s net expense ratio was higher than Morningstar average of 0.59% but below the high of 1.73% of its Broadridge selected peer group. The Trustees noted KWM hired a sub-adviser, PCM, and KWM will pay PCM a sub-advisory fee based on the aggregated assets of Monarch BCC as follows: 0.05% on the first $100 million 0.04% on the next $400 million; 0.03% on the next $500 million; and 0.02% on net assets in excess of $1 billion. The Trustees further noted that KWM had agreed to an expense limitation agreement of 1.25% of Monarch BCC’s average daily net assets. After further discussion, the Trustees concluded that the proposed advisory fee was not unreasonable.

Monarch PC: The Trustees discussed the reports prepared by Broadridge and reviewed the proposed advisory fee and net operating expenses of Monarch PC as compared to its Broadridge selected peer group and Morningstar category. The Trustees noted that KWM proposed to charge an advisory fee of 0.85% of average net daily assets. They further noted that the advisory fee is higher than the 0.60% average fee charged by funds in the Morningstar category but below the high of 1.25% in the

The Monarch ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2021

Broadridge selected peer group. The Trustees considered Monarch PC’s net expense ratio and noted that at 1.12%, Monarch PC’s net expense ratio was higher than Morningstar average of 0.67% but below the high of 1.68% of its Broadridge selected peer group. The Trustees noted KWM hired a sub-adviser, PCM, and KWM will pay PCM a sub-advisory fee based on the aggregated assets of Monarch PC as follows: 0.05% on the first $100 million 0.04% on the next $400 million; 0.03% on the next $500 million; and 0.02% on net assets in excess of $1 billion. The Trustees further noted that KWM had agreed to an expense limitation agreement of 1.25% of Monarch PC’s average daily net assets. After further discussion, the Trustees concluded that the proposed advisory fee was not unreasonable.

Profitability: The Trustees reviewed a profitability analysis provided by KWM and noted that KWM expects to realize a loss in connection with its relationship with the Monarch AI during the first 12 months of operation. The Trustees then reviewed a profitability analysis provided by KWM and noted that KWM expects to realize a modest gain in connection with its relationship with the Monarch BCC during the first 12 months of operation. The Trustees then reviewed a profitability analysis provided by KWM and noted that KWM expects to realize a modest gain in connection with its relationship with the Monarch PC during the first 12 months of operation. The Trustees concluded, after further discussion of the profitability analysis provided, that excessive profitability from KWM’s relationship with each of the Monarch ETFs is not an issue at this time.

Economies of Scale. The Trustees considered whether the adviser would realize economies of scale during the initial period of the KWM Advisory Agreement. They noted that the proposed advisory fee schedule does not currently provide breakpoints, but that KWM indicated it is amenable to the discussion of breakpoints as each Monarch ETF’s assets experience significant growth. The Trustees concluded that absence of breakpoints was acceptable at this time.

Conclusion. Having requested and received such information from KWM as the Trustees believed to be reasonably necessary to evaluate the terms of the KWM Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees determined that approval of the KWM Advisory Agreement is in the best interests of each of the Monarch ETFs and its future shareholders.

The Monarch ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2021

Approval of Sub-Advisory Agreement between KWM and PCM

In connection with the Meeting of the Board held on January 20- 21, 2021, the Trustees, including a majority of the Trustees who are not “interested persons,” as that term is defined in the Investment Company Act of 1940, as amended, discussed the approval of a sub-advisory agreement (the “PCM Sub-Advisory Agreement”) between KWM and PCM, with respect to the Monarch ETFs. In considering the approval of the PCM Sub-Advisory Agreement, the Trustees received materials specifically relating to the PCM Sub-Advisory Agreement.

The Trustees relied upon the advice of independent legal counsel and their own business judgment in determining the material factors to be considered in evaluating the PCM Sub-Advisory Agreement and the weight to be given to each such factor. The Trustees’ conclusions were based on an evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching conclusions with respect to the PCM Sub-Advisory Agreement.

Nature, Extent & Quality of Services. The Trustees observed that PCM started managing index strategies in 2014. In consideration of the financial condition of PCM, the Trustees noted that KWM had performed a due diligence review and that KWM had stated that it was comfortable with PCM’s financial condition. The Trustees reviewed the materials provided by PCM describing its investment process. In consideration of the compliance policies and procedures for PCM, the Trustees noted KWM’s statements that PCM has the capabilities, resources and personnel necessary to provide index sub-advisory services to each of the Monarch ETFs in a compliant way. The Trustees further noted that PCM represented that it had no material compliance or litigation issues that are expected to create any material issues for its ability to operate. The Trustees concluded that PCM had sufficient quality and depth of personnel, resources, investment methods and compliance policies and procedures essential to performing its duties under the PCM Sub-Advisory Agreement and that the nature, overall quality and extent of investment sub-advisory services to be provided to the Monarch ETFs would be satisfactory. The Trustees concluded that PCM should be able to provide quality services to each of the Monarch ETFs, its future shareholders and to KWM.

Performance. As the Monarch ETFs are new without any operational history and each would be an index ETF, actual performance of any Monarch ETF was not available or relevant for the Trustees to consider. The Trustees considered the experience that PCM has in managing passive ETFs. After further discussion, the Trustees concluded that PCM has the potential to track the respective indexes in line with KWM’s and the Trustees’ expectations, recognizing that an ETF because of expenses and other factors cannot precisely track its index.

Fees and Expenses. The Trustees noted the proposed sub- advisory fee payable by KWM to PCM for sub-advising each Monarch ETF. The Trustees discussed the sub-advisory fee relative to the advisory fee noting that PCM will be paid a sub- advisory fee based on the aggregated assets of each of the Monarch ETFs as follows: 0.05% on the first $100 million 0.04% on the next $400 million; 0.03% on the next $500 million; and 0.02% on net assets in excess of $1 billion and that KWM, rather than each Monarch ETF, would be responsible for the payment of such fee. The Trustees concluded that the proposed sub-advisory fee payable to PCM was not unreasonable.

The Monarch ETFs
SUPPLEMENTAL INFORMATION (Unaudited)(Continued)
August 31, 2021

Profitability. The Trustees noted that PCM will receive no other compensation from a Monarch ETF or KWM except the sub-advisory fee earned pursuant to the PCM Sub-Advisory Agreement payable by KWM. The Trustees reviewed a profitability analysis that was provided by PCM. The Trustees concluded that the expected profitability from the proposed sub-advisory fee to be paid under the PCM Sub-Advisory Agreement was not excessive in light of the services to be provided by PCM.

Economies of Scale. The Trustees noted that economies of scale were not an issue at this time as each Monarch ETF had not yet launched. The Trustees noted that consideration of economies of scale would be revisited to the extent assets of the Monarch ETFs grow significantly.

Conclusion. Having requested and received such information from PCM as the Trustees believed to be reasonably necessary to evaluate the terms of the Sub-Advisory Agreement, and as assisted by the advice of independent counsel, the Trustees concluded that the sub-advisory fee structure was not unreasonable and that approval of the PCM Sub-Advisory Agreement was in the best interests of the Trust and the shareholders of the Monarch ETFs.

PRIVACY NOTICE

Northern Lights Fund Trust IV

Rev. August 2015

FACTS	WHAT DOES NORTHERN LIGHTS FUND TRUST IV DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Northern Lights Fund Trust IV chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Northern Lights Fund Trust IV share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-402-493-4603

PRIVACY NOTICE

Northern Lights Fund Trust IV

What we do:
How does Northern Lights Fund Trust IV protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Northern Lights Fund Trust IV collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV has no affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Northern Lights Fund Trust IV does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Northern Lights Fund Trust IV does not jointly market.

PROXY VOTING POLICY

Information regarding how the Funds voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Funds use to determine how to vote proxies is available without charge, upon request, by calling 1-877 -658-9473 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Funds file a complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year as an exhibit to their reports on Form N-PORT, within sixty days after the end of the period. Form N-PORT reports are available at the SEC’s website at www.sec.gov.

PREMIUM/DISCOUNT INFORMATION

Information regarding how often the Shares of each Fund traded on the exchange at a price above (i.e. at a premium) or below (i.e. at a discount) the NAV of the Fund during the past calendar year can be found at www.monarchfunds.com.

INVESTMENT ADVISOR
Kingsview Wealth Management LLC
509 SE 7th Street, 2nd Floor
Grants Pass, OR 97526

INVESTMENT SUB-ADVISOR
Penserra Capital Management LLC
4 Orinda Way, Suite 100
Orinda, CA 94563

ADMINISTRATOR
Gemini Fund Services, LLC
4221 North 203rd Street, Suite 100
Elkhorn, NE 68022-3474

MONARCH-SA21

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a)       Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)       There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies. - Not applicable to open-end investment companies.

Item 13. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b)       Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Northern Lights Fund Trust IV

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/5/21

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Wendy Wang

Wendy Wang, Principal Executive Officer/President

Date 11/5/21

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 11/5/21